Intangible assets - Summary of intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Disclosure of detailed information about intangible assets
Decrease through classified as held for sale, goodwill	£ 36	£ 51
Impairment		42
Intangible assets
Disclosure of detailed information about intangible assets
Decrease through classification as held for sale, assets other than goodwill		£ 31